FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Investmentaktiengesellschaft fuer langfristige Investoren TGV
Adress: Ruengsdorfer Strasse 2e
        53173 Bonn (Germany)


Form 13F File Number:  28-15453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Janine Fitzenreiter
Title:  person vested with general commercial power of representation
Phone:  0049-228-368840


Signature, Place, and Date of Signing:

Janine Fitzenreiter 	Sankt Augustin, Germany		04/22/2013
(Signature)		(City, State)			(Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 41
Form 13F Information Table Value Total: $ 142.275 (thousands)

List of Other Included Managers:

No. Form 13F File Number	Name
01  28-1222			Tweedy, Browne Company LLC
02  28-				Fiducia Treuhand AG




FORM 13F Information Table


                                                                                                                  Voting Authority
Name of                     Title of                         Value     Shrs/    SH/   Put/  Investment  Other
Issuer                      Class                CUSIP       (x$1000)  PRN Amt  PRN   Call  Discretion  Manager  Sole    Shared One
------------------------------------------------------------------------------------------------------------------------------------
3M CO                       COM                  88579Y101      235      2.215  SH          Defined     1          2.215  0      0
ABB LTD                     SPONSORED ADR        000375204      780     34.250  SH          Defined     2         34.250  0      0
AMERICAN NATL INS CO        COM                  028591105      148      1.700  SH          Defined     1          1.700  0      0
BAIDU INC                   SPON ADR REP A       056752108    3.070     35.000  SH          Defined     2         35.000  0      0
BAXTER INTL IN              COM                  071813109      252      3.465  SH          Defined     1          3.465  0      0
BERKSHIRE HATHAWAY INC DEL  CL A                 084670108    5.470         35  SH          Defined     2             35  0      0
BERKSHIRE HATHAWAY INC DEL  CL A                 084670108   72.045        461  SH          Sole                     461  0      0
BERKSHIRE HATHAWAY INC DEL  CL A                 084670108    1.250          8  SH          Defined     2              8  0      0
BERKSHIRE HATHAWAY INC DEL  CL A                 084670108      313          2  SH          Defined     1              2  0      0
BERKSHIRE HATHAWAY INC DEL  CL B NEW             084670702    3.168     30.400  SH          Sole                  30.400  0      0
BERKSHIRE HATHAWAY INC DEL  CL B NEW             084670702      144      1.380  SH          Defined     1          1.380  0      0
BIGLARI HLDGS INC           COM                  08986R101      565      1.513  SH          Defined     2          1.513  0      0
BANK NEW YORK MELLON CORP   COM                  064058100      437     15.630  SH          Defined     1         15.630  0      0
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH       112585104    1.117     30.100  SH          Defined     2         30.100  0      0
CISCO SYS INC               COM                  17275R102    1.045     50.000  SH          Defined     2         50.000  0      0
CISCO SYS INC               COM                  17275R102      358     17.150  SH          Defined     1         17.150  0      0
COLFAX CORP                 COM                  194014106      773     16.600  SH          Defined     2         16.600  0      0
CONOCOPHILLIPS              COM                  20825C104      167      2.775  SH          Defined     1          2.775  0      0
DANAHER CORP DEL            COM                  235851102      684     11.000  SH          Defined     2         11.000  0      0
DEVON ENERGY CORP NEW       COM                  25179M103      410      7.260  SH          Defined     1          7.260  0      0
DOLBY LABORATORIES INC      COM                  25659T107   12.417    370.000  SH          Sole                 370.000  0      0
EMERSON ELEC CO             COM                  291011104      209      3.745  SH          Defined     1          3.745  0      0
GENERAL ELECTRIC CO         COM                  369604103    1.537     66.500  SH          Defined     2         66.500  0      0
GOOGLE INC                  CL A                 38259P508    4.764      6.000  SH          Defined     2          6.000  0      0
GOOGLE INC                  CL A                 38259P508   23.826     30.000  SH          Sole                  30.000  0      0
GOOGLE INC                  CL A                 38259P508      179        225  SH          Defined     1            225  0      0
HALLIBURTON CO              COM                  406216101      346      8.565  SH          Defined     1          8.565  0      0
JOHNSON & JOHNSON           COM                  478160104      173      2.120  SH          Defined     1          2.120  0      0
JPMORGAN CHASE & CO         COM                  46625H100    1.013     21.350  SH          Defined     2         21.350  0      0
MARKEL CORP                 COM                  570535104    1.171      2.325  SH          Defined     2          2.325  0      0
MORNINGSTAR INC             COM                  617700109      140      2.000  SH          Sole                   2.000  0      0
NATIONAL OILWELL VARCO INC  COM                  637071101      743     10.500  SH          Defined     2         10.500  0      0
National Westn Life Ins Co  CL A                 638522102      186      1.055  SH          Defined     1          1.055  0      0
NORFOLK SOUTHERN CORP       COM                  655844108      133      1.730  SH          Defined     1          1.730  0      0
PHILIP MORRIS INTL INC      COM                  718172109      242      2.610  SH          Defined     1          2.610  0      0
PHILLIPS 66                 COM                  718546104       97      1.387  SH          Defined     1          1.387  0      0
ST JOE CO                   COM                  790148100      895     42.100  SH          Defined     2         42.100  0      0
UNIFIRST CORP MASS          COM                  904708104      396      4.380  SH          Defined     1          4.380  0      0
UNION PAC CORP              COM                  907818108      251      1.760  SH          Defined     1          1.760  0      0
WELLS FARGO & CO NEW        COM                  949746101      389     10.515  SH          Defined     1         10.515  0      0
WELLS FARGO & CO NEW        *W EXP 10/28/201     949746119      737     61.600  SH          Defined     2         61.600  0      0